Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Net Revenue

The Company had net revenue for the three and six months ended June 30, 2022 and 2021 as follows:

	Three Months	Three Months
	Ended June 30,	Ended June 30,
	2022	2021

Dashboards	$10,478	$14,076
IT Managed Services	22,620	25,740
Software and Interfaces	5,580	-
Support and Maintenance	26,895	24,363
vCIO Services	13,240	22,500
Software Licenses Fees	15,247	17,997
Other	451	-

Total Net Revenue	$94,511	$104,676

	Six Months	Six Months
	Ended June 30,	Ended June 30,
	2022	2021

Dashboards	$24,102	$-
IT Managed Services	48,360	46,397
Software and Interfaces	5,580	8,840
Support and Maintenance	52,736	118,580
vCIO Services	27,431	-
Software Licenses Fees	30,744	43,124
Other	2,374	-

Total Net Revenue	$191,327	$216,941

The Company had net revenue for the years ended December 31, 2021 and 2020 as follows:

	December 31,	December 31,
	2021	2020

Dashboards	$69,258	$—
IT Managed Services	102,960	—
Software and Interfaces	58,599	15,015
Support and Maintenance	95,355	299,082
vCIO Services	65,313	—
Software Licenses Fees	74,618	204,124
Other	2,780	10,403
Total Net Revenue	$468,883	$528,624